[AIM LOGO APPEARS HERE]        Dear Shareholder:

               [PHOTO of       During the six-month period ended September 30,
            Charles T. Bauer,  1997, markets worried that healthy economic
             Chairman of the   growth would prompt the Federal Reserve Board
LETTER      Board of The Fund, (the Fed) to raise interest rates to help contain
TO OUR       APPEARS HERE]     inflation. However, there was little evidence of
SHAREHOLDERS                   inflationary pressures. Consequently, the Fed
               left interest rates unchanged during the six months covered by this report.
                 However, the economy continued to grow steadily--at a 3.30% and
               3.50% annualized rate during the second quarter and third quarter of 1997, respectively. This strong growth pattern heightened uncertainty about Fed policy, which led to increased volatility in the money markets.
                 In short-term tax-free markets, the yield curve was generally flat during the reporting period. As the period opened, one-year tax-free issues were yielding 3.90%, only about 10 basis points more than one-month issues. As the traditional June U.S.
               Treasury note-issuance period neared, many funds reduced their reinvestment risk and raised liquidity. Yield on the one-year issues rose toward the 4.00% range, about 90% of the yield on U.S. Treasury bills. In the June note sales, the yield on one-year notes had retreated to about 3.80%. By the close of the reporting period, yields were 3.85% for one-year issues and 3.70% for one-month issues.

               YOUR INVESTMENT PORTFOLIO

               For the six months ended September 30, 1997, the Private Investment Class of the Cash Reserve Portfolio maintained its competitive position, as shown in the table above. The Portfolio also maintained the quality of its holdings, consistent with its AAAm credit-quality rating, the highest given by Standard & Poor's Corporation, a widely known credit-rating agency. The
               AAAm rating is historical and is based on an analysis of the Portfolio's credit quality, composition, management, and weekly portfolio reviews. Net assets of the Private Investment Class of the Portfolio stood at $39.4 million at the close of the reporting period, up from $37.5 million at its outset.
                 The Cash Reserve Portfolio seeks to generate as high a level of federally tax-exempt income as is consistent with preservation of capital and maintenance of liquidity through


                             Yields as of 9/30/97

                                         Average           Seven-Day
                                      Monthly Yield          Yield
Cash Reserve Portfolio
Private Investment Class                    3.32%             3.58%

IBC All Tax-Free
Money Fund Averages(TM)                     3.15%             3.35%

IBC Tax-Free Money Funds-Stockbroker
and General Purpose(TM)                     3.11%             3.29%

 -------------------------------------------------------------------------------

                                                                     (continued)
               investments in high-quality, short-term municipal securities. It invests solely in securities rated "First Tier" as defined in Rule 2a-7 under the Investment Company Act of 1940.
                 As with any money market fund,your investment in the Cash
               Reserve Portfolio is neither insured nor guaranteed by the U.S. government, the FDIC, or a bank, and there can be no assurance the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

               OUTLOOK FOR THE FUTURE

               As of the close of the reporting period, the general expectation was that the economy would grow at a sustainable annual pace of 2.00% to 3.00% and that inflation would remain under control. However, underlying strength in various economic indicators, including consumer spending and capital expenditures by companies, continued to signal the potential for faster growth, which could trigger higher short-term interest rates in the coming months.
                 In October, shortly after the reporting period ended, Fed
               Chairman Alan Greenspan raised the specter of an interest-rate hike by suggesting in congressional testimony that economic growth had been on an "unsustainable track" and that financial markets reflected an "optimistic outlook." Later in the month, world financial markets were jolted by currency devaluations in Southeast Asia and a dramatic decline in equity markets both here and abroad. The consensus of market watchers was that this market turmoil probably had significantly reduced any potential near-term rate hike, as the Fed would probably not take any action that could destabilize the markets further.
                 Whichever direction interest rates move, the tax-free market will possibly lag in its reaction to the change. The abundance of short-term cash in the markets may lead to only a slight change in rates on tax-free money market instruments.
                 We are pleased to send you this report concerning your
               investment. AIM is committed to customer service and to the primary goals of safety, liquidity and yield in institutional fund management. We are ready to respond to your comments about this report and to any questions you may have. Please contact one of our representatives at 800-659-1005 if we may be of service.

               Respectfully submitted,


               /s/ CHARLES T. BAUER
               Charles T. Bauer
               Chairman

SCHEDULE OF INVESTMENTS
September 30, 1997
(Unaudited)


                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
ALABAMA - 2.07%
Birmingham (City of) (YMCA-Birmingham);
 Public Park
 and Recreation Board RB
  4.10% 06/01/16(b)(c)                       --  VMIG-1  $ 3,350 $    3,350,000
-------------------------------------------------------------------------------
BMC Special Care Facilities Financing
 Authority (VHA of Alabama Inc. Capital
 Asset Financing Program); Variable Rate
 Hospital RB
  4.15% Series 1985 E 12/01/30(b)(d)        A-1    Aaa     4,600      4,600,000
-------------------------------------------------------------------------------
  4.15% Series 1985 G 12/01/30(b)(d)        A-1    Aaa     6,390      6,390,000
-------------------------------------------------------------------------------
Marshall (County of); Special Obligation
 School Refunding Series 1994 Warrants
  4.125% 02/01/12(b)(c)                     A-1+   --      2,775      2,775,000
-------------------------------------------------------------------------------
University of Alabama; Hospital Series
 1997 B RB
  4.15% 10/01/07(b)(c)                      A-1+ VMIG-1    3,200      3,200,000
-------------------------------------------------------------------------------
                                                                     20,315,000
-------------------------------------------------------------------------------
ALASKA - 0.84%
Alaska Housing Finance Corp.; General
 Mortgage Series 1991 A RB
  4.00% 06/01/26(b)                         A-1+ VMIG-1    3,250      3,250,000
-------------------------------------------------------------------------------
Valdez (City of) (ARCO Transportation
 Alaska, Inc. Project); Marine Terminal
 Refunding Series 1994 B RB
  4.25% 05/01/31(b)(d)                      A-1  VMIG-1    5,000      5,000,000
-------------------------------------------------------------------------------
                                                                      8,250,000
-------------------------------------------------------------------------------
ARIZONA - 2.32%
Apache (County of) Industrial Development
 Authority (Tucson Electric); Series 1983
 C IDR
  4.15% 12/15/18(b)(c)                      A-1  VMIG-1   12,400     12,400,000
-------------------------------------------------------------------------------
Chandler (City of) Industrial Development
 Authority (Southpark Apartments Project);
 Multifamily Housing Series 1989 RB
  4.10% 12/01/02(b)(c)                      A-1+   --      4,125      4,125,000
-------------------------------------------------------------------------------
Maricopa (County of) (Arizona Public
 Service Co.);
 Series 1994 A PCR
  3.75% 05/01/29(b)(c)                      A-1+   P-1     4,200      4,200,000
-------------------------------------------------------------------------------
Pima (County of) Industrial Development
 Authority (Tucson Electric Co. Project);
 Refunding Series 1982 A IDR
  4.10% 06/15/22(b)(c)                      A-1+ VMIG-1    2,000      2,000,000
-------------------------------------------------------------------------------
                                                                     22,725,000
-------------------------------------------------------------------------------
ARKANSAS - 0.31%
Fayetteville Public Facilities Board
 (Butterfield Trail Village Project);
 Variable Rate Demand Refunding Series
 1997 RB
  3.85% 09/01/27(b)(c)                       --  VMIG-1    3,000      3,000,000
-------------------------------------------------------------------------------


                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
COLORADO - 5.46%
Adams (County of) Industrial Development
 (Clear Creek Business); Series 1984 RB
  4.20% 11/01/08(b)(c)                      --   VMIG-1  $ 8,300 $    8,300,000
-------------------------------------------------------------------------------
Colorado (State of) General Fund; Series
 1997 A TRAN
  4.50% 06/26/98                           SP-1+   --      5,000      5,022,967
-------------------------------------------------------------------------------
Colorado Housing Finance Authority
 (Coventry Village Project); Multifamily
 Housing Refunding Series 1996 B RB
  4.10% 10/15/16(b)(c)                     A-1+    --      5,370      5,370,000
-------------------------------------------------------------------------------
Colorado Housing Finance Authority
 (Winridge Project); Adjustable Refunding
 Multifamily Housing Series 1993 RB
  4.15% 02/01/23(b)(c)                     A-1+    --     12,715     12,715,000
-------------------------------------------------------------------------------
Denver Department of Aviation; Airport
 System Subordinate
 Series 1997 B RB
  4.15% 12/01/20(b)(c)                     A-1+  VMIG-1   10,000     10,000,000
-------------------------------------------------------------------------------
Douglas (County of) (Autumn Chase
 Project); Variable Rate Demand
 Multifamily Housing Series 1985 RB
  3.80% 07/01/06(b)(c)                      --   VMIG-1   12,100     12,100,000
-------------------------------------------------------------------------------
                                                                     53,507,967
-------------------------------------------------------------------------------
CONNECTICUT - 0.43%
Connecticut (State of) Power and Light
 Development Authority;
 Series 1993 A RB
  4.00% 09/01/28(b)(c)                     A-1+  VMIG-1    4,205      4,205,000
-------------------------------------------------------------------------------
DELAWARE - 0.32%
Delaware (State of) Economic Development
 Authority; Adjustable Rate Hospital
 Series C RB
  4.05% 12/01/15(b)(c)                     A-1+  VMIG-1    3,100      3,100,000
-------------------------------------------------------------------------------
FLORIDA - 5.17%
Brevard (County of) Housing Finance
 Authority (Palm Place Project);
 Multifamily Housing Series 1985 RB
  4.15% 12/01/07(b)(c)                      --   VMIG-1    7,500      7,500,000
-------------------------------------------------------------------------------
Florida Housing Finance Agency (Parrots
 Landing Project); Multifamily Housing
 Series 1985 AA RB
  4.15% 06/15/25(b)(c)                     A-1+    --      8,635      8,635,000
-------------------------------------------------------------------------------
Florida State Board of Education; Public
 Education
 Series B GO
  5.00% 06/01/98                            AA+    Aa2     1,700      1,712,158
-------------------------------------------------------------------------------
Gainesville (City of); Series C Utility
 System Bonds
  3.85% 10/02/97                           A-1+    P-1     5,491      5,490,945
-------------------------------------------------------------------------------
Gulf Breeze (City of) (Florida Municipal
 Bond Fund); Variable Rate Demand Series
 1995 A RB
  4.15% 03/31/21(b)(c)                      A-1    --      9,900      9,900,000
-------------------------------------------------------------------------------


                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
Florida - (continued)
Jacksonville (City of) Health Facilities
 Authority (St. Vincent Depaul Health
 Systems); Refunding RB
  9.10% 12/01/97(f)                         AAA    Aaa   $ 2,000 $    2,017,131
-------------------------------------------------------------------------------
Lee (County of) Housing Finance Authority
 (Forestwood Apartments Project); Housing
 Series 1995A RB
  4.15% 06/15/25(b)(c)                     A-1+    --      8,000      8,000,000
-------------------------------------------------------------------------------
Palm Beach (County of) Health Facility
 Authority (Refunding Pooled Loan
 Program); Series 1985 RB
  3.80% 11/07/97(c)                        A-1+  VMIG-1    3,500      3,500,000
-------------------------------------------------------------------------------
Putnam County Development Authority
 (Seminole Electric Cooperative, Inc.
 Project); National Rural Utilities
 Cooperative Finance Corp. Guaranteed
 Floating/Fixed Rate Pooled Series 1984
 H-1 PCR
  4.10% 03/15/14(b)(c)                     A-1+    P-1     3,915      3,915,000
-------------------------------------------------------------------------------
                                                                     50,670,234
-------------------------------------------------------------------------------
GEORGIA - 5.02%
Cobb (County of) Housing Authority
 (Greenhouse Frey Apartment Project);
 Multifamily Housing RB
  4.15% 09/15/26(b)(c)                     A-1+    --      5,000      5,000,000
-------------------------------------------------------------------------------
Cobb-Marietta Coliseum and Exhibit Hall
 Authority; Junior Lien Series 1996 A RB
  4.10% 10/01/26(b)(c)                     A-1+c   Aaa    12,930     12,930,000
-------------------------------------------------------------------------------
Decatur County Bainbridge Industrial
 Development Authority (Kaiser
 Agriculture Chemical Inc. Project);
 Series 1985 IDR
  3.75% 12/01/02(b)(c)                     A-1+    --      2,100      2,100,000
-------------------------------------------------------------------------------
Dekalb (County of) Housing Authority
 (Clairmont Crest Project); Multifamily
 Housing Refunding Series 1995 RB
  4.15% 06/15/25(b)(c)                     A-1+    --      6,400      6,400,000
-------------------------------------------------------------------------------
Dekalb (County of) Private Hospital
 Authority (Egleston Children's Hospital
 at Emory University Health Care System
 Project); Variable Rate Demand Series
 1994 A RAN
  4.15% 03/01/24(b)(c)                     A-1+  VMIG-1    2,340      2,340,000
-------------------------------------------------------------------------------
Development Authority of Dekalb County
 (Radiation Sterilizers, Inc. Project);
 Variable Rate Demand Series 1985 IDR
  3.75% 03/01/05(b)(c)                      A-1    --      4,600      4,600,000
-------------------------------------------------------------------------------
Georgia (State of); Series A GO
  7.70% 02/01/98                             AA+   Aaa     2,000      2,025,463
-------------------------------------------------------------------------------
Gwinnett (County of) Housing Authority
 (Greens Apartment Project); Variable
 Rate Demand Multifamily Housing Series
 1995 RB
  4.15% 06/15/25(b)(c)                      A-1+   --     10,300     10,300,000
-------------------------------------------------------------------------------
Savannah (City of) Housing Authority
 (Somerset Place Project); Variable Rate
 Demand Multifamily Housing Series 1996 A
 RB
  4.10% 06/15/26(b)(c)                      A-1+   --      3,500      3,500,000
-------------------------------------------------------------------------------
                                                                     49,195,463
-------------------------------------------------------------------------------


                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
IDAHO - 0.51%
Idaho (State of); Series 1997 TAN
  4.625% 06/30/98                          SP-1+  MIG-1  $ 5,000 $    5,026,715
-------------------------------------------------------------------------------
ILLINOIS - 9.75%
Burbank (City of) (Service Merchandise
 Co. Inc. Project); Floating Rate Monthly
 Demand Industrial Building Series 1984
 RB
  3.70% 09/15/24(b)(c)                     A-1+    --      3,600      3,600,000
-------------------------------------------------------------------------------
Chicago (City of); Tender Notes Series
 1996 GO
  3.55% 10/31/97(c)(e)                     SP-1+  MIG-1    4,000      4,000,000
-------------------------------------------------------------------------------
Cook (County of) High School District No.
 201 (Cicero); GO
  7.30% 12/01/97(c)                         AAA    Aaa     6,500      6,538,233
-------------------------------------------------------------------------------
East Peoria (City of) (Radnor/East Peoria
 Partnership Project); Multifamily
 Housing Series 1983 RB
  4.30% 06/01/08(b)(c)                      --     Aa3     5,770      5,770,000
-------------------------------------------------------------------------------
Illinois Development Finance Authority
 (Adventist Health System/Sunbelt
 Obligated Group); Variable Rate Demand
 Series 1997 A RB
  4.15% 11/15/27(b)(c)                     A-1+  VMIG-1    5,000      5,000,000
-------------------------------------------------------------------------------
Illinois Development Finance Authority
 (American College of Surgeons Project);
 Tax Exempt Series 1996 RB
  4.15% 08/01/26(b)(c)                     A-1+    --     10,000     10,000,000
-------------------------------------------------------------------------------
Illinois Development Finance Authority
 (Jewish Charities Revenue Anticipation
 Note Program); Variable Rate Demand
 Series 1997-1998 A RAN
  4.10% 06/30/98(b)(c)                     A-1+    --      9,720      9,720,000
-------------------------------------------------------------------------------
Illinois Educational Facilities Authority
 (Pooled Financing Program); Adjustable
 Rate Series 1985 RB
  4.05% 12/01/05(b)(d)                     A-1+  VMIG-1    3,780      3,780,000
-------------------------------------------------------------------------------
Illinois Health Facilities Authority;
 Revolving Fund Pooled Series D RB
  4.05% 08/01/15(b)(c)                     A-1+  VMIG-1    3,800      3,800,000
-------------------------------------------------------------------------------
Illinois Health Facilities Authority
 (Advocate Health Care Network); Variable
 Rate Demand Series 1997 B RB
  4.15% 08/15/22(b)(c)                     A-1+  VMIG-1    9,940      9,940,000
-------------------------------------------------------------------------------
Illinois Health Facilities Authority
 (Northwestern Memorial Hospital);
 Variable Rate Demand Series 1995 RB
  3.80% 08/15/25(b)(d)                     A-1+  VMIG-1   13,000     13,000,000
-------------------------------------------------------------------------------
Illinois Health Facilities Authority
 (Streetville Corp.); Variable Rate
 Series 1994 RB
  4.05% 08/15/24(b)(c)                     A-1+    P-1     3,000      3,000,000
-------------------------------------------------------------------------------
Marseilles (City of) (Kaiser Agricultural
 Chemicals Inc. Project); Variable Rate
 Demand Series 1985 IDR
  3.75% 01/01/98(b)(c)                     A-1+    --      3,750      3,750,000
-------------------------------------------------------------------------------


                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
Illinois - (continued)
Oak Forest (City of) (Homewood Pool);
 Series 1989 RB
  4.05% 07/01/24(b)(c)                    --   VMIG-1  $ 3,000 $    3,000,000
-----------------------------------------------------------------------------
Village of Lisle (Four Lakes Project
 Phase Five); Multifamily Housing
 Revenue Refunding Series 1996 RB
  4.15% 09/15/26(b)(c)                   A-1+    --     10,700     10,700,000
-----------------------------------------------------------------------------
                                                                   95,598,233
-----------------------------------------------------------------------------
INDIANA - 1.78%
Auburn (City of) (Sealed Power Corp.
 Project); Variable Rate Demand
 Economic Development Series 1985 RB
  3.70% 07/01/10(b)(c)                    --   VMIG-1    1,200      1,200,000
-----------------------------------------------------------------------------
Indiana Health Facility Financing
 Authority (St. Anthony Medical Center,
 Inc.); Variable Rate Demand Series
 1997 RB
  4.10% 05/01/17(b)(c)                    --   VMIG-1    2,000      2,000,000
-----------------------------------------------------------------------------
Indianapolis (City of) (Jewish
 Community Campus Project); Variable
 Rate Economic Development RB
  4.05% 04/01/05(b)(c)                    --   VMIG-1    2,295      2,295,000
-----------------------------------------------------------------------------
Indianapolis (City of); Local
 Improvement Series 1997 B RB
  4.375% 01/08/98                        SP-1+   --      6,000      6,009,803
-----------------------------------------------------------------------------
Petersburg (City of) (Indianapolis
 Power and Light Co. Project);
 Adjustable Rate Tender Securities
 Series 1995 B PCR
  4.00% 01/01/23(b)(d)                   A-1+  VMIG-1    6,000      6,000,000
-----------------------------------------------------------------------------
                                                                   17,504,803
-----------------------------------------------------------------------------
IOWA - 3.14%
Iowa Higher Education Loan Authority;
 Private College Facility RB
  4.15% 12/01/15(b)(d)                   A-1+  VMIG-1   12,435     12,435,000
-----------------------------------------------------------------------------
Iowa School Corporations (Iowa School
 Cash Anticipation Program); Warrant
 Certificates TRAN
  4.25% Series 1997-1998 B 01/30/98(d)    AAA    --      6,250      6,258,150
-----------------------------------------------------------------------------
  4.50% Series 1997-1998 A 06/26/98(d)   SP-1+  MIG-1   12,000     12,059,385
-----------------------------------------------------------------------------
                                                                   30,752,535
-----------------------------------------------------------------------------
KANSAS - 0.92%
Mission (City of) (Silverwood Apartment
 Project); Multifamily RB
  4.15% 09/15/26(b)(c)                   A-1+    --      5,000      5,000,000
-----------------------------------------------------------------------------
Wichita (City of); General Obligation
 Renewal and Improvement Series 192
 Temporary Notes
  4.50% 02/26/98                         SP-1+  MIG-1    4,000      4,010,701
-----------------------------------------------------------------------------
                                                                    9,010,701
-----------------------------------------------------------------------------


                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
KENTUCKY - 2.21%
Kentucky Asset/Liability Commission;
 General Fund Series 1997 A TRAN
  4.50% 06/25/98                           SP-1+  MIG-1  $ 7,500 $    7,534,329
-------------------------------------------------------------------------------
Mayfield (City of) (Kentucky League of
 Cities Funding Trust Pooled Lease
 Financing Program); Variable Rate Multi-
 City Lease
 Series 1996 RB
  4.20% 07/01/26(b)(c)                      A-1  VMIG-1    4,100      4,100,000
-------------------------------------------------------------------------------
Trimble (County of) (Louisville Gas and
 Electric Co. Project); Series 1992 A PCR
  3.80% 11/20/97(d)(e)                     A-1+  VMIG-1   10,000     10,000,000
-------------------------------------------------------------------------------
                                                                     21,634,329
-------------------------------------------------------------------------------
LOUISIANA - 2.28%
Louisiana Public Facilities Authority
 (Sisters of Charity of the Incarnate
 Word); Unit Priced Demand Adjustable
 Series 1997 E RB
  4.10% 07/01/23(b)(d)                     A-1+c VMIG-1    9,900      9,900,000
-------------------------------------------------------------------------------
Louisiana Public Facilities Authority
 (Willis-Knighton Medical Center
 Project); Hospital Series 1995 RB
  4.10% 09/01/25(b)(d)                      A-1  VMIG-1   12,500     12,500,000
-------------------------------------------------------------------------------
                                                                     22,400,000
-------------------------------------------------------------------------------


MICHIGAN - 3.15%
Jackson County Economic Development Corp.
 (Sealed Power Corp.); Economic
 Development Variable Refunding RB
  3.70% 10/01/19(b)(c)                      --   VMIG-1    1,000      1,000,000
-------------------------------------------------------------------------------
Michigan State Hospital Finance Authority
 (Hospital Equipment Loan Program);
 Adjustable Series 1996 A RB
  4.15% 12/01/23(b)(c)                      --   VMIG-1    6,900      6,900,000
-------------------------------------------------------------------------------
Michigan State Strategic Fund (Peachwood
 Center Association Project); Limited
 Obligation Series 1995 RB
  3.95% 06/01/16(b)(c)                     A-1+    --      2,275      2,275,000
-------------------------------------------------------------------------------
Michigan Strategic Fund (Consumer's Power
 Project); Project A Limited Obligation
 RB
  3.80% 06/15/10(b)(c)                     A-1+    Aa3     7,500      7,500,000
-------------------------------------------------------------------------------
Michigan Strategic Fund (Consumer's Power
 Corp.); Variable Rate Demand Series 1988
 A PCR
  3.85% 04/15/18(b)(c)                      --     P-1     5,266      5,266,000
-------------------------------------------------------------------------------
Michigan Strategic Fund (260 Brown St.
 Associates Project); Convertible
 Variable Rate Demand Limited Obligation
 Series 1985 RB
  3.70% 10/01/15(b)(c)                      --   VMIG-1    3,550      3,550,000
-------------------------------------------------------------------------------


                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
Michigan - (continued)
Michigan Strategic Fund (The Norcor Corp.
 Project); IDR
  3.75% 12/01/00(b)(c)                       --    P-1   $ 4,400 $    4,400,000
-------------------------------------------------------------------------------
                                                                     30,891,000
-------------------------------------------------------------------------------
MINNESOTA - 1.23%
Bloomington (City of) Port Authority (Mall
 of America Project); Special Tax Revenue
 Series 1996 B RB
  4.15% 02/01/13(b)(c)                      A-1+ VMIG-1    2,000      2,000,000
-------------------------------------------------------------------------------
Mankato (City of) (Northern States Power
 Co. Project); Floating Collateralized
 Series 1985 PCR
  4.25% 03/01/11(b)                         AA-    Aa3     2,900      2,900,000
-------------------------------------------------------------------------------
Minneapolis (City of) Community
 Development Agency (Walker Methodist
 Health Systems); Adjustable Refunding
 Series 1995 RB
  4.15% 04/01/10(b)(c)                      A-1    --      6,000      6,000,000
-------------------------------------------------------------------------------
Red Wing (City of) Industrial Development
 Authority (Northern States Power Co.);
 Floating Rate Collateralized Series 1985
 PCR
  4.25% 03/01/11(b)                         AA-    A1      1,200      1,200,000
-------------------------------------------------------------------------------
                                                                     12,100,000
-------------------------------------------------------------------------------
MISSOURI - 1.07%
Kansas City (Sleepy Hollow Apartment
 Project); Multifamily Housing Series 1996
 RB
  4.15% 09/15/26(b)(c)                      A-1+   --      7,500      7,500,000
-------------------------------------------------------------------------------
Kansas City Industrial Development
 Authority (Ewing Marion Kauffman
 Foundation Project); Series 1997 RB
  3.90% 04/01/27(b)(d)                      A-1+   --      3,000      3,000,000
-------------------------------------------------------------------------------
                                                                     10,500,000
-------------------------------------------------------------------------------
MISSISSIPPI - 0.72%
Perry (County of) (Leaf River Forest
 Project); Series 1989 PCR
  4.10% 10/01/12(b)(c)                       --    P-1     7,100      7,100,000
-------------------------------------------------------------------------------
NEVADA - 0.71%
Clark (County of) (Nevada Power Co.
 Project);
 Series 1995 D-1 PCR
  4.15% 10/01/11(b)(c)                      A-1+   --      2,000      2,000,000
-------------------------------------------------------------------------------
  4.15% 10/01/23(b)(c)                      A-1+   --      5,000      5,000,000
-------------------------------------------------------------------------------
                                                                      7,000,000
-------------------------------------------------------------------------------


                                            RATING(a)     PAR
                                           S&P  MOODY'S  (000)      VALUE
NEW HAMPSHIRE - 0.55%
New Hampshire Housing Finance Authority
 (EQR-Bond
 Partnership-Manchester Project);
 Multifamily Housing Refunding Series
 1996 RB
  4.15% 09/15/26(b)(c)                     --   VMIG-1  $ 5,000 $    5,000,000
------------------------------------------------------------------------------
New Hampshire Industrial Development
 Authority (Bangor Hydro-Electric Co.
 Project); Variable Rate Demand Series
 1983 PCR
  3.70% 01/01/09(b)(c)                    A-1+    --        400        400,000
------------------------------------------------------------------------------
                                                                     5,400,000
------------------------------------------------------------------------------
NEW MEXICO - 1.12%
Albuquerque (City of) Airport;
 Adjustable Refunding Subordinated Lien
 Series 1995 RB
  4.10% 07/01/14(b)(d)                     AAA  VMIG-1    5,000      5,000,000
------------------------------------------------------------------------------
Farmington (City of) (Public Service Co.
 of New Mexico San Juan Project); Series
 1997 B PCR
  4.10% 04/01/22(b)(c)                    A-1+    P-1     6,000      6,000,000
------------------------------------------------------------------------------
                                                                    11,000,000
------------------------------------------------------------------------------
NEW YORK - 15.34%
Eagle Tax Exempt Trust; Class A COP(g)
  4.18% Series 97C4703 01/01/01(b)(f)     A-1+c   Aaa    10,800     10,800,000
------------------------------------------------------------------------------
  4.23% Series 1993 E 08/01/06(b)(d)      A-1+c   --     15,000     15,000,000
------------------------------------------------------------------------------
  4.23% Series 1993 F 08/01/06(b)(d)      A-1+c   --     20,500     20,500,000
------------------------------------------------------------------------------
  4.18% Series 943802 05/01/07(b)(d)      A-1+c   --     17,800     17,800,000
------------------------------------------------------------------------------
  4.23% Series 943901 06/15/07(b)(d)      A-1+c   --     14,500     14,500,000
------------------------------------------------------------------------------
  4.23% Series 94C2102 06/01/14(b)(c)     A-1+c   --     10,100     10,100,000
------------------------------------------------------------------------------
  4.18% Series 97C4702 01/01/20(b)(d)     A-1+c   --      9,500      9,500,000
------------------------------------------------------------------------------
  4.23% Series 950901 06/01/21(b)(f)      A-1+c   --     12,700     12,700,000
------------------------------------------------------------------------------
  4.18% Series 943207 07/01/29(b)(d)      A-1+c   --     14,200     14,200,000
------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Washington
 Public Power Supply System Project No.
 2) 1996 A Series 964703 Class A COP
  4.18% 07/01/11(b)(c)(g)                 A-1+c   --      5,600      5,600,000
------------------------------------------------------------------------------
Merrill Lynch Group Float Program, New
 York State Medical Facilities Finance
 Agency (St. Lukes-Roosevelt Hospital
 Center); Floating Option Tax-Exempt
 Receipts Series PA-113 1993 A Mortgage
 RB
  4.15% 02/15/29(b)(d)(g)                 A-1+c   --      9,700      9,700,000
------------------------------------------------------------------------------
New York City Municipal Water Finance
 Authority; Commercial Paper Series 4
  3.80% 10/16/97(c)                       A-1+    P-1    10,000     10,000,000
------------------------------------------------------------------------------
                                                                   150,400,000
------------------------------------------------------------------------------


                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
NORTH CAROLINA - 4.26%
North Carolina Medical Care Commission;
 Variable Rate Hospital Series 1996 A RB
  4.10% 10/01/16(b)(c)                      --   VMIG-1  $12,930 $   12,930,000
-------------------------------------------------------------------------------
North Carolina Medical Care Commission
 (Moses H. Cone Memorial Hospital
 Project); Hospital Series 1993 RB
  4.05% 10/01/23(b)(d)                     A-1+    --     13,200     13,200,000
-------------------------------------------------------------------------------
North Carolina Medical Care Commission
 (Lexington Memorial Hospital Project);
 Series 1997 RB
  4.10% 04/01/10(b)(c)                      --   VMIG-1    6,100      6,100,000
-------------------------------------------------------------------------------
North Carolina Medical Care Commission
 Retirement Community (Adult Communities
 Total Services Inc.); Variable Rate
 Demand Series 1996 RB
  4.10% 11/15/09(b)(c)                     A-1+    --      5,655      5,655,000
-------------------------------------------------------------------------------
Raleigh-Durham Airport Authority
 (American Airlines Project); Special
 Facilities Series 1995 B-1 RB
  3.90% 11/01/15(b)(c)                     A-1+    --      3,900      3,900,000
-------------------------------------------------------------------------------
                                                                     41,785,000
-------------------------------------------------------------------------------
OHIO - 2.15%
Cuyahoga (County of) (S&R Playhouse
 Realty Co.); Adjustable Rate Demand
 Series 1984 IDR
  3.65% 12/01/09(b)(c)                      --    MIG-1      635        635,000
-------------------------------------------------------------------------------
Franklin (County of) (Bricker & Eckler
 Building Co. Project); Variable Rate
 Demand Series 1984 IDR
  4.30% 11/01/14(b)(c)                      --     P-1     8,700      8,700,000
-------------------------------------------------------------------------------
Marion (County of) (Pooled Lease
 Program); Hospital RB
  4.15% 10/01/22(b)(c)                     A-1+    --      1,540      1,540,000
-------------------------------------------------------------------------------
Ohio Building Authority (Art Facilities
 Building Fund Projects);
 State Facilities Series 1997 A RB
  4.00% 10/01/97                            AA-    Aa3     3,180      3,180,000
-------------------------------------------------------------------------------
Ohio Elementary and Secondary Education;
 Capital Facilities
 Series 1997 A RB
  3.90% 12/01/97                            AA-    Aa3     1,000      1,000,000
-------------------------------------------------------------------------------
Ohio Housing Finance Agency (Kenwood
 Congregate Retirement Community
 Project); Variable Rate Demand
 Multifamily Housing Series 1985 RB
  3.70% 12/01/15(b)(c)                      --   VMIG-1      956        956,000
-------------------------------------------------------------------------------
Summit (County of) Various Purpose Notes;
 Series 1997 A General Obligation BAN
  4.50% 06/04/98                           SP-1+  MIG-1    5,000      5,020,422
-------------------------------------------------------------------------------
                                                                     21,031,422
-------------------------------------------------------------------------------


                                            RATING(a)     PAR
                                           S&P  MOODY'S  (000)      VALUE
OKLAHOMA - 1.02%
Oklahoma Water Resource Board State Loan
 Program;
 Series 1994 A RB
  3.75% 03/02/98(e)                       A-1+    --    $10,000 $   10,000,000
------------------------------------------------------------------------------
OREGON - 2.15%
Klamath Falls (City of) (Salt Caves
 Hydroelectric); Adjustable/Fixed
 Refunding RB
  4.50% Series 1986 C 05/01/98(b)(c)(e)   SP-1+   --     10,000     10,035,975
------------------------------------------------------------------------------
  4.50% Electric Series E
   05/01/98(b)(e)(f)                      SP-1+   --      8,250      8,281,504
------------------------------------------------------------------------------
Oregon (State of) Veteran Welfare;
 Variable Rate Demand Series 73 F GO
  4.05% 12/01/17(b)(c)                    A-1+  VMIG-1    2,800      2,800,000
------------------------------------------------------------------------------
                                                                    21,117,479
------------------------------------------------------------------------------
PENNSYLVANIA - 3.19%
Delaware County Industrial Development
 Authority (Henderson-Radnor Joint
 Venture Project); Limited Obligation
 Series 1985 IDR
  4.05% 04/01/15(b)(c)                     --     Aa3       855        855,000
------------------------------------------------------------------------------
Emmaus (City of) General Authority;
 Series 1996 RB
  4.05% 12/01/28(b)(c)                    A-1+    --      3,000      3,000,000
------------------------------------------------------------------------------
Philadelphia School District; Series
 1997-1998 TRAN
  4.50% 06/30/98(c)                       SP-1+  MIG-1    5,000      5,019,707
------------------------------------------------------------------------------
Quakertown Hospital Authority (HPF
 Group); Series 1985 A RB
  3.90% 07/01/05(b)(c)                     --   VMIG-1    9,300      9,300,000
------------------------------------------------------------------------------
Schuykill County Industrial Development
 Authority (Gilberton Power Project);
 Variable Rate Resource Recovery Series
 1985 RB
  4.15% 12/01/02(b)(c)                     A-1    --      2,300      2,300,000
------------------------------------------------------------------------------
Wilkes-Barre (City of) Industrial
 Development Authority (Toys "R" Us/Penn
 Inc. Project); Economic Development
 Series 1984 RB
  3.93% 07/01/14(b)(c)                     --     A1      2,300      2,300,000
------------------------------------------------------------------------------
York (City of) General Authority;
 Adjustable Rate Pooled Financing Series
 1996 RB
  4.05% 09/01/26(b)(c)                     A-1    --      8,550      8,550,000
------------------------------------------------------------------------------
                                                                    31,324,707
------------------------------------------------------------------------------
RHODE ISLAND - 0.84%
Rhode Island and Providence Plantations;
 Lease Participation Certificates
 Correctional Facilities Refunding
 Series 1997 RB
  4.75% 10/01/97(c)                        AAA    Aaa     1,290      1,290,000
------------------------------------------------------------------------------
Rhode Island Port Authority and Economic
 Development Corp.; Newport Electric
 Energy Facilities Revenue Series
 Electric Corp. Project RB
  4.15% 09/01/11(b)(c)                    A-1+  VMIG-1    6,925      6,925,000
------------------------------------------------------------------------------
                                                                     8,215,000
------------------------------------------------------------------------------


                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
SOUTH CAROLINA - 1.01%
Horry (County of) (Carolina Treatment
 Center); Variable Rate Demand Series 1984
 RB
  4.15% 12/01/14(b)(c)                       --    Aa2   $ 2,300 $    2,300,000
-------------------------------------------------------------------------------
Rock Hill (City of); Utilities System RB
  4.15% 01/01/22(b)(c)                      A-1+ VMIG-1    7,575      7,575,000
-------------------------------------------------------------------------------
                                                                      9,875,000
-------------------------------------------------------------------------------
TENNESSEE - 2.33%
Health, Educational and Housing Facility
 Board of Shelby County (Rhodes College);
 Variable Rate Demand Educational
 Facilities Series 1985 RB
  3.75% 08/01/10(b)(c)                      A-1+   --      1,945      1,945,000
-------------------------------------------------------------------------------
Industrial Development Board of the City
 of Knoxville (Toys "R" Us Inc., Project);
 Series 1984 IDR
  4.30% 05/01/14(b)(c)                       --    A1      1,150      1,150,000
-------------------------------------------------------------------------------
Industrial Development Board of the
 Metropolitan Government of Nashville &
 Davidson County (Amberwood Ltd Project);
 Multifamily Housing RB
  4.38% Series 1993 A 07/01/13(b)(c)         --  VMIG-1    2,250      2,250,000
-------------------------------------------------------------------------------
  4.38% Series 1993 B 07/01/13(b)(c)        A-1  VMIG-1    1,910      1,910,000
-------------------------------------------------------------------------------
Knox (County of) Industrial Development
 Authority (Centre Square II, Ltd.
 Project); Floating Rate Monthly Demand
 Series 1984 IDR
  3.70% 12/01/14(b)(c)                      A-1+   --      5,400      5,400,000
-------------------------------------------------------------------------------
Knox (County of) Industrial Development
 Authority (Old Kingston Properties);
 Floating Rate Industrial Series 1984 IDR
  3.70% 12/01/14(b)(c)                      A-1+   --      3,500      3,500,000
-------------------------------------------------------------------------------
Knox (County of) Industrial Development
 Authority (Professional Plaza Ltd.
 Project); Floating Rate Monthly Demand
 Series 1984 IDR
  3.70% 12/01/14(b)(c)                      A-1+   --      2,900      2,900,000
-------------------------------------------------------------------------------
Knox (County of) Industrial Development
 Board (Weisgarber Partners); Floating
 Rate Series 1984 IDR
  3.70% 12/01/14(b)(c)                      A-1+   --        700        700,000
-------------------------------------------------------------------------------
Tennessee State School Bond Authority;
 Higher Educational Facilities BAN
  4.10% Series 1996 A 03/01/98(b)           A-1+ VMIG-1    3,100      3,100,000
-------------------------------------------------------------------------------
                                                                     22,855,000
-------------------------------------------------------------------------------


                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
TEXAS - 11.61%
Bexar (County of) Texas Housing Finance
 Authority (Altamonte Apt. Project);
 Series 1996 RB
  4.15% 09/15/26(b)(c)                     A-1+    --    $ 5,800 $    5,800,000
-------------------------------------------------------------------------------
Bexar (County of) Texas Housing Finance
 Authority (Fountainhead Apartments);
 Multi-Family RB
  4.15% 09/15/26(b)(c)                     A-1+    --      5,000      5,000,000
-------------------------------------------------------------------------------
Brazos River Harbor Navigation District
 of Brazoria County (Hoffman-La Roche
 Inc. Project); Series 1985 RB
  3.93% 04/01/02(b)(c)                      --     A1      2,750      2,750,000
-------------------------------------------------------------------------------
Dallas Area Rapid Transit; Sales Tax
 Revenue Commercial Paper Notes
  3.75% 10/09/97(c)                        A-1+    P-1     3,000      3,000,000
-------------------------------------------------------------------------------
Harris County Health Facilities
 Development Corp. (Greater Houston
 Pooled Health); Series 1985 A RB
  4.15% 11/01/25(b)(c)                      A-1    --      2,800      2,800,000
-------------------------------------------------------------------------------
Harris County Health Facilities
 Development Corp. (Gulf Coast Regional
 Blood Center Project); Series 1992 Blood
 Center RB
  4.20% 04/01/17(b)(c)                      A-1    --      3,450      3,450,000
-------------------------------------------------------------------------------
Harris County Health Facilities
 Development Corp. (Methodist Hospital);
 Hospital Series 1994 RB
  3.90% 12/01/25(b)(d)                     A-1+    --     20,000     20,000,000
-------------------------------------------------------------------------------
Harris County Health Facilities
 Development Corp. (St. Lukes Episcopal
 Hospital); Series 1997 B RB
  3.85% 02/15/27(b)                        A-1+    --      4,000      4,000,000
-------------------------------------------------------------------------------
Harris County Health Facilities
 Development Corp. (TIRR Project); Series
 1987 Hospital RB
  3.80% 10/01/17(b)(c)                      --   VMIG-1    4,000      4,000,000
-------------------------------------------------------------------------------
Houston (City of); Series 1997 TRAN
  4.50% 06/30/98                           SP-1+  MIG-1   14,000     14,065,280
-------------------------------------------------------------------------------
Midlothian (City of) (Holnam, Inc.); IDR
  4.15% 12/01/09(b)(c)                      --     P-1     6,000      6,000,000
-------------------------------------------------------------------------------
North Harris & Montgomery Community
 College District; Variable Rate
 Unlimited Tax GO Series 1997
  3.89% 01/15/98(c)(e)                      --   VMIG-1    5,000      5,001,247
-------------------------------------------------------------------------------
Tarrant (County of) Texas Housing Finance
 Corp. (Windcastle Project); Multifamily
 Housing RB
  4.20% 08/01/26(b)(c)                     A-1+    --      2,100      2,100,000
-------------------------------------------------------------------------------
Texas (State of); Series 1997 TRAN
  4.75% 08/31/98                           SP-1+  MIG-1   16,000     16,127,150
-------------------------------------------------------------------------------
Texas Department of Housing and Community
 Affairs; SFM Tax Exempt Refunding Series
 B Commercial Paper Notes
  3.80% 10/23/97(c)                        A-1+    --      1,815      1,815,000
-------------------------------------------------------------------------------


                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)       VALUE
Texas - (continued)
Texas Department of Housing and Urban
 Affairs (Remington Hill Development);
 Multi-Family Housing Refunding Series
 1993 B RB
  4.00% 02/01/23(b)(c)                    A-1+   --    $ 13,880 $   13,880,000
------------------------------------------------------------------------------
Texas State Public Finance Authority
 Building RB
  6.40% 02/01/98(c)                       AAA    Aaa      1,850      1,866,764
------------------------------------------------------------------------------
Trinity River Industrial Development
 Authority (Radiation Sterilizers, Inc.
 Project); Variable Rate Demand IDR
  3.75% Series 1985 A 11/01/05(b)(c)      A-1    --         500        500,000
------------------------------------------------------------------------------
  3.75% Series 1985 B 11/01/05(b)(c)      A-1    --       1,650      1,650,000
------------------------------------------------------------------------------
                                                                   113,805,441
------------------------------------------------------------------------------
UTAH - 0.41%
Davis (County of); Series 1997 TRAN
  4.25% 12/31/97(h)                        --    --       2,750      2,753,333
------------------------------------------------------------------------------
Salt Lake (City of); Series 1997 TRAN
  4.50% 06/30/98                           --   MIG-1     1,300      1,305,678
------------------------------------------------------------------------------
                                                                     4,059,011
------------------------------------------------------------------------------
VERMONT - 0.83%
Vermont Educational and Health Building
 Finance Authority (VHA New England);
 Variable Rate Hospital Series 1985 B RB
  4.15% 12/01/25(b)(d)                    A-1    Aaa      1,000      1,000,000
------------------------------------------------------------------------------
Vermont Educational and Health Buildings
 (VHA New England); Financing Agency
 Revenue RB
  3.45% Series E 12/01/25(b)(d)           A-1    Aaa      2,500      2,500,000
------------------------------------------------------------------------------
  3.45% Series F 12/01/25(b)(d)           A-1+   Aaa      2,100      2,100,000
------------------------------------------------------------------------------
Vermont (State of) Health and Education
 Building Finance Agency (VHA of New
 England Capital Asset Finance Program);
 Variable Rate Hospital Series 1985 G RB
  4.15% 12/01/25(b)(d)                    A-1+   Aaa      2,560      2,560,000
------------------------------------------------------------------------------
                                                                     8,160,000
------------------------------------------------------------------------------


                                            RATING(a)     PAR
                                           S&P  MOODY'S  (000)      VALUE
VIRGINIA - 1.84%
Alexandria Redevelopment and Housing
 Authority (Goodwin Project); Residential
 Care Facilities RB Series 1996 B RB
  4.10% 10/01/06(b)(c)                     A-1    --    $ 3,420 $    3,420,000
------------------------------------------------------------------------------
Fairfax (County of); Public Improvement
 Series 1997 A GO
  5.50% 06/01/98                           AAA    --      3,700      3,740,618
------------------------------------------------------------------------------
Henrico (County of) Virginia Industrial
 Development Authority (Hermitage
 Project); Variable Rate Health
 Facilities Series 1994 RB
  3.95% 05/01/24(b)(c)                      --  VMIG-1      803        803,000
------------------------------------------------------------------------------
Industrial Development Authority of the
 City of Lynchburg (VHA Mid-Atlantic
 States, Inc.) Capital Asset Financing
 Program; Variable Rate Hospital Series
 1985 F RB
  4.15% 12/01/25(b)(d)                     A-1    Aaa     1,000      1,000,000
------------------------------------------------------------------------------
Petersburg (City of) Hospital Authority
 (Southside Regional Medical Center);
 Variable Rate Hospital Facility Series
 1997 RB
  4.10% 07/01/17(b)(c)                     A-1    --      3,125      3,125,000
------------------------------------------------------------------------------
Waynesboro (City of) (Residential Care
 Facilities); Industrial Development
 Authority IDR
  4.10% 12/15/28(b)(c)                     A-1    --      6,000      6,000,000
------------------------------------------------------------------------------
                                                                    18,088,618
------------------------------------------------------------------------------
WASHINGTON - 0.65%
Industrial Development Corp. of Port
 Townsend (Port Townsend Paper Corp.
 Project); Series 1988 A Variable Rate
 Refunding RB
  4.10% 03/01/09(b)(c)                      --  VMIG-1    3,100      3,100,000
------------------------------------------------------------------------------
Washington Public Power Project Supply
 System (Projects No. 1 and 3); Refunding
 Electric Series 1993 1A-1 RB
  4.15% 07/01/17(b)(c)                     A-1+ VMIG-1    3,300      3,300,000
------------------------------------------------------------------------------
                                                                     6,400,000
------------------------------------------------------------------------------
WEST VIRGINIA - 1.24%
West Virginia Hospital Finance Authority
 (VHA Mid-Atlantic States, Inc. Capital
 Asset Financing Program); RB
  4.15% Series 1985 B 12/01/25(b)(d)       A-1+   Aaa     3,000      3,000,000
------------------------------------------------------------------------------
  4.15% Series 1985 C 12/01/25(b)(d)       A-1+   Aaa     3,500      3,500,000
------------------------------------------------------------------------------
  4.15% Series 1985 F 12/01/25(b)(d)       A-1    Aaa     5,700      5,700,000
------------------------------------------------------------------------------
                                                                    12,200,000
------------------------------------------------------------------------------


                                          RATING(a)     PAR
                                         S&P  MOODY'S  (000)      VALUE
WISCONSIN - 2.37%
Milwaukee (City of); Series G GO
  5.00% 06/15/98                         AA+    Aa1   $ 2,165 $    2,182,758
-------------------------------------------------------------------------------
Wisconsin (State of); GO
  4.50% 06/15/98                        SP-1+  MIG-1   21,000     21,097,712
-------------------------------------------------------------------------------
                                                                  23,280,470
-------------------------------------------------------------------------------
TOTAL  INVESTMENTS - 102.32%                                   1,003,484,128(i)
-------------------------------------------------------------------------------
OTHER ASSETS  LESS  LIABILITIES - (2.32%)                        (22,793,461)
-------------------------------------------------------------------------------
NET ASSETS - 100.00%                                          $  980,690,667
===============================================================================

INVESTMENT ABBREVIATIONS:

 BAN Bond Anticipation Notes
 COP Certificates of Participation
 GO  General Obligation Bonds
 IDR Industrial Development Revenue Bonds
 PCR Pollution Control Revenue Bonds

RAN   Revenue Anticipation Notes
RB    Revenue Bonds
TAN   Tax Anticipation Notes
TRAN  Tax and Revenue Anticipation Notes

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("MOODY'S").
(b) Demand security: payable upon demand by the Fund at specified intervals no greater than thirteen months. Interest rates are redetermined periodically. Rates shown are the rates in effect on 09/30/97.
(c) Secured by a letter of credit.
(d) Secured by bond insurance.
(e) Subject to an irrevocable call or mandatory put by the issuer. Maturity date and par value reflect such call or put.
(f) Secured by an escrow fund of U.S. Treasury obligations.
(g) The Fund may invest in synthetic municipal instruments the value of and return on which are derived from underlying securities. The types of synthetic municipal instruments in which the Fund may invest include variable rate instruments. These instruments involve the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically. A "variable rate trust certificate" evidences an interest in a trust entitling the certificate holder to receive variable rate interest based on prevailing short-term interest rates and also typically providing the certificate holder with the conditional right to put its certificate at par value plus accrued interest. Because synthetic municipal instruments involve a trust and a third party conditional put feature, they involve complexitites and potential risks that may not be present where a municipal security is owned directly.
(h) Unrated; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines for the determination of quality adopted by the Board of Directors and followed by the investment advisor.
(i) Cost for federal income tax purposes is $1,003,483,854.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1997
(Unaudited)

ASSETS:

Investments, at value (amortized cost)                    $1,003,484,128
------------------------------------------------------------------------
Cash                                                             519,679
------------------------------------------------------------------------
Receivables for:
 Investments sold                                              8,340,310
------------------------------------------------------------------------
 Interest                                                      5,699,394
------------------------------------------------------------------------
Investment for deferred compensation plan                         28,010
------------------------------------------------------------------------
Other assets                                                      54,144
------------------------------------------------------------------------
    Total assets                                           1,018,125,665
------------------------------------------------------------------------

LIABILITIES:

Payables for:
 Investments purchased                                        34,200,000
------------------------------------------------------------------------
 Dividends                                                     2,999,725
------------------------------------------------------------------------
 Deferred compensation                                            28,010
------------------------------------------------------------------------
Accrued advisory fees                                            134,102
------------------------------------------------------------------------
Accrued directors' fees                                            3,005
------------------------------------------------------------------------
Accrued administrative service fees                                6,039
------------------------------------------------------------------------
Accrued transfer agent fees                                        8,050
------------------------------------------------------------------------
Accrued distribution fees                                          8,209
------------------------------------------------------------------------
Accrued operating expenses                                        47,858
------------------------------------------------------------------------
    Total liabilities                                         37,434,998
------------------------------------------------------------------------
NET ASSETS                                                $  980,690,667
========================================================================

NET ASSETS:

 Institutional Shares                                     $  941,307,910
========================================================================
 Private Investment Class                                 $   39,382,757
========================================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Shares:
 Authorized                                                3,000,000,000
------------------------------------------------------------------------
 Outstanding                                                 941,310,656
========================================================================
Private Investment Class:
 Authorized                                                1,000,000,000
------------------------------------------------------------------------
 Outstanding                                                  39,382,872
========================================================================

NET ASSET VALUE PER SHARE:

Net asset value, offering and redemption price per share           $1.00
========================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the six months ended September 30, 1997
(Unaudited)

INVESTMENT INCOME:

Interest income                                       $19,771,780
------------------------------------------------------------------

EXPENSES:

Advisory fees                                           1,170,373
------------------------------------------------------------------
Transfer agent fees                                        50,006
------------------------------------------------------------------
Administrative service fees                                36,490
------------------------------------------------------------------
Custody fees                                               46,632
------------------------------------------------------------------
Directors' fees                                             4,658
------------------------------------------------------------------
Distribution fees (Note 2)                                 90,848
------------------------------------------------------------------
Other expenses                                             95,310
------------------------------------------------------------------
  Total expenses                                        1,494,317
------------------------------------------------------------------
Less fees waived and expenses assumed by advisor         (385,059)
------------------------------------------------------------------
  Net expenses                                          1,109,258
------------------------------------------------------------------
Net investment income                                  18,662,522
------------------------------------------------------------------
Net realized gain on sales of investments                   9,010
------------------------------------------------------------------
Net unrealized appreciation of investments                    274
------------------------------------------------------------------
Net increase in net assets resulting from operations  $18,671,806
==================================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended September 30, 1997 and the year ended March 31, 1997 (Unaudited)

                                              SEPTEMBER 30,
                                                   1997       MARCH 31, 1997
                                              --------------  --------------
OPERATIONS:
 Net investment income                        $   18,662,522  $   34,164,404
-----------------------------------------------------------------------------
 Net realized gain on sales of investments             9,010          79,682
-----------------------------------------------------------------------------
 Net unrealized appreciation (depreciation)
  of investments                                         274          (5,777)
-----------------------------------------------------------------------------
    Net increase in net assets resulting from
     operations                                   18,671,806      34,238,309
-----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income:
 Institutional Shares                            (18,056,576)    (33,140,042)
-----------------------------------------------------------------------------
 Private Investment Class                           (605,946)     (1,024,362)
-----------------------------------------------------------------------------
Capital stock transactions - net:
 Institutional Shares                            (25,268,492)    (42,543,201)
-----------------------------------------------------------------------------
 Private Investment Class                          1,838,718       2,402,025
-----------------------------------------------------------------------------
    Net increase (decrease) in net assets        (23,420,490)    (40,067,271)
-----------------------------------------------------------------------------
NET ASSETS:
 Beginning of period                           1,004,111,157   1,044,178,428
-----------------------------------------------------------------------------
 End of period                                $  980,690,667  $1,004,111,157
=============================================================================
NET ASSETS CONSIST OF:
 Capital (par value and additional paid-in):
  Institutional Shares                        $  941,310,656  $  966,579,148
-----------------------------------------------------------------------------
  Private Investment Class                        39,382,872      37,544,154
-----------------------------------------------------------------------------
 Undistributed net realized gain (loss) on
  sales of investments                                (3,135)        (12,145)
-----------------------------------------------------------------------------
 Unrealized appreciation of investments                  274              --
-----------------------------------------------------------------------------
                                              $  980,690,667  $1,004,111,157
=============================================================================


See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
September 30, 1997
(Unaudited)
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Tax-Free Investments Co. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Company is organized as a Maryland corporation consisting of one portfolio, the Cash Reserve Portfolio (the "Fund"). The Fund consists of two different classes of shares, the Institutional Cash Reserve Shares ("Institutional Shares") and the Private Investment Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The investment objective of the Fund is to generate as high a level of tax-exempt income as is consistent with preservation of capital and maintenance of liquidity.
 The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Securities Valuations - The Fund uses the amortized cost method of valuing investment portfolio securities which has been determined by the Board of Directors of the Company to represent the fair value of the Fund's investments.
B. Securities Transactions and Investment Income - Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis. Interest income is allocated to each class daily, based upon each class' pro rata share of the total shares of the Fund outstanding. Discounts, other than original issue, on short-term obligations are amortized to unrealized appreciation for financial reporting purposes.
C. Dividends and Distributions to Shareholders - It is the policy of the Fund to declare daily dividends from net investment income. Such dividends are paid monthly. Distributions from net realized capital gains, if any, are declared and paid annually. Net capital gains cannot be distributed to the extent they can be offset by any capital loss carryovers of the Fund.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $175,320 (which may be carried forward to offset future taxable gains, if any) which expires, if not previously utilized, through the year 2004. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized. In addition, the Fund intends to invest in sufficient municipal securities to allow it to qualify to pay "exempt interest dividends," as defined in the Internal Revenue Code, to shareholders.
E. Expenses - Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are applicable to more than one class are allocated between the classes.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million.
 AIM has voluntarily agreed to reduce its fee from the Fund to the extent necessary so that the amount of ordinary expenses of the Institutional Shares (excluding interest, taxes, brokerage commissions, directors' fees, extraordinary expenses and federal registration fees) paid or incurred by the Institutional Shares does not exceed 0.20% of the Institutional Shares' average daily net assets. As a result, AIM's advisory fee on the Private Investment Class is reduced in the same proportion as the Institutional Shares. For the six months ended September 30, 1997, AIM reduced its advisory fee from the Fund by $339,635.
 The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the six months ended September 30, 1997, the Fund reimbursed AIM $36,490 for such services.

 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Company, FMC acts as the exclusive distributor of capital stock of the Institutional Shares and the Private Investment Class. The Company has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class. The Plan provides that the Private Investment Class may pay up to a 0.50% maximum annual rate of the Private Investment Class' average daily net assets. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of 0.25% of the average daily net assets of the Private Investment Class to selected broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Fund with respect to the Private Investment Class. During the six months ended September 30, 1997, the Private Investment Class accrued $45,424 as compensation to FMC under the Plan. FMC waived fees of $45,424 during the same period.
 The Fund, pursuant to a transfer agent and service agreement, has agreed to pay A I M Institutional Fund Services, Inc. ("AIFS") a fee for providing transfer agent and shareholder services to the Fund. During the six months ended September 30, 1997, the Fund paid AIFS $50,006 for such services. Certain officers and directors of the Company are directors or officers of AIM, AIFS and FMC. On September 19, 1997, the Board of Directors of the Fund approved the appointment of AIM Fund Services, Inc. ("AFS") as transfer agent of the Fund to be effective in late 1997 or early 1998.
 During the six months ended September 30, 1997, the Fund paid legal fees of $4,913 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - CAPITAL STOCK
Changes in capital stock outstanding during the six months ended September 30, 1997 and the year ended March 31, 1997 were as follows:

                              SEPTEMBER 30, 1997                 MARCH 31, 1997
                        -------------------------------  -------------------------------
                            SHARES          AMOUNT           SHARES          AMOUNT
                        --------------  ---------------  --------------  ---------------
Sold:
  Institutional Shares   2,397,971,576  $ 2,397,971,576   4,746,443,085  $ 4,746,443,085
-----------------------------------------------------------------------------------------
  Private Investment
   Class                   123,145,981      123,145,981     204,111,511      204,111,511
-----------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Shares         968,069          968,069         192,345          192,345
-----------------------------------------------------------------------------------------
  Private Investment
   Class                       546,080          546,080         860,021          860,021
-----------------------------------------------------------------------------------------
Redeemed:
  Institutional Shares  (2,424,208,137)  (2,424,208,137) (4,789,178,631)  (4,789,178,631)
-----------------------------------------------------------------------------------------
  Private Investment
   Class                  (121,853,343)    (121,853,343)   (202,569,507)    (202,569,507)
-----------------------------------------------------------------------------------------
Net increase
 (decrease)                (23,429,774) $   (23,429,774)    (40,141,176) $   (40,141,176)
=========================================================================================

NOTE 5 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share of the Private Investment Class capital stock outstanding during the six months ended September 30, 1997 and each of the years in the five-year period ended March 31, 1997.

                                                      MARCH 31,
                         SEPTEMBER 30,  ------------------------------------------
                             1997        1997     1996     1995     1994     1993
                         -------------  -------  -------  -------  -------  ------
Net asset value,
beginning of period           $1.00       $1.00    $1.00    $1.00    $1.00   $1.00
-----------------------     -------     -------  -------  -------  -------  ------
Income from investment
operations:
 Net investment income         0.02        0.03     0.03     0.03     0.02    0.02
-----------------------     -------     -------  -------  -------  -------  ------
Less distributions:
 Dividends from net
 investment income            (0.02)      (0.03)   (0.03)   (0.03)   (0.02)  (0.02)
-----------------------     -------     -------  -------  -------  -------  ------
Net asset value, end of
period                        $1.00       $1.00    $1.00    $1.00    $1.00   $1.00
=======================     =======     =======  =======  =======  =======  ======
Total return                   3.36%(a)    3.07%    3.41%    2.80%    2.07%   2.43%
=======================     =======     =======  =======  =======  =======  ======
Ratios/supplemental
data:
Net assets, end of
period (000s omitted)       $39,383     $37,544  $35,139  $29,286  $16,601  $9,593
=======================     =======     =======  =======  =======  =======  ======
Ratio of expenses to
average net assets(b)          0.45%(c)    0.45%    0.45%    0.45%    0.45%   0.45%
=======================     =======     =======  =======  =======  =======  ======
Ratio of net investment
income to average net
assets(d)                      3.33%(c)    3.02%    3.35%    2.89%    2.05%   2.22%
=======================     =======     =======  =======  =======  =======  ======

(a) Annualized.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.77% (annualized), 0.83%, 0.76%, 1.17%, 1.15% and 1.40%, for the six
    months ended September 30, 1997 and the periods 1997-1993, respectively.
(c) Ratios are annualized and based on average net assets of $36,239,835.
(d) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 3.01% (annualized), 2.65%, 3.04%, 2.17%, 1.35% and 1.28%, for the six months ended September 30, 1997 and the periods 1997-1993, respectively.

                        DIRECTORS
Charles T. Bauer                       Robert H. Graham            Tax-Free
Bruce L. Crockett                       John F. Kroeger            Investments Co.
Owen Daly II                           Lewis F. Pennock            (TFIC)
Jack Fields                             Ian W. Robinson
Carl Frischling                          Louis S. Sklar
                         OFFICERS
Charles T. Bauer                               Chairman
Robert H. Graham                              President
John J. Arthur           Sr. Vice President & Treasurer            Cash Reserve
Gary T. Crum                         Sr. Vice President            Portfolio
Carol F. Relihan         Sr. Vice President & Secretary            ----------------------------------------
Dana R. Sutton     Vice President & Assistant Treasurer            Private Investment          SEMI-
Stuart W. Coco                           Vice President            Class                       ANNUAL
Melville B. Cox                          Vice President                                        REPORT
Karen Dunn Kelley                        Vice President
J. Abbott Sprague                        Vice President
P. Michelle Grace                   Assistant Secretary
Nancy L. Martin                     Assistant Secretary                                    SEPTEMBER 30, 1997
Ofelia M. Mayo                      Assistant Secretary
Kathleen J. Pflueger                Assistant Secretary
Samuel D. Sirko                     Assistant Secretary
Stephen I. Winer                    Assistant Secretary

                        INVESTMENT ADVISOR
                       A I M Advisors, Inc.
                   11 Greenway Plaza, Suite 100
                        Houston, TX 77046
                          (800) 347-1919

                           DISTRIBUTOR
                     Fund Management Company
                   11 Greenway Plaza, Suite 100
                        Houston, TX 77046-1173
                          (800) 659-1005

                            CUSTODIAN
                       The Bank of New York
                 90 Washington Street, 11th Floor
                        New York, NY 10286

                      LEGAL COUNSEL TO FUND
                Ballard Spahr Andrews & Ingersoll
                  1735 Market Street, 51st Floor
                   Philadelphia, PA 19103-7599

                    LEGAL COUNSEL TO DIRECTORS
                Kramer, Levin, Naftalis & Frankel
                         919 Third Avenue
                        New York, NY 10022

                          TRANSFER AGENT
             A I M Institutional Fund Services, Inc.
                   11 Greenway Plaza, Suite 100
                      Houston, TX 77046-1173

This report may be distributed only to current shareholders or             [LOGO APEARS HERE]
     to persons who have received a current prospectus.                  FUND MANAGEMENT COMPANY